Properties (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Properties including capital leases

	December 31, 2019				December 31, 2018
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net

Properties including finance leases
Track and roadway (1)	2%	$39,395	$8,502	$30,893	$38,352	$8,276	$30,076
Rolling stock	5%	7,538	2,941	4,597	6,883	2,842	4,041
Buildings	3%	1,956	692	1,264	1,924	668	1,256
Information technology (2)	9%	1,972	688	1,284	1,795	686	1,109
Other	5%	2,720	1,089	1,631	2,124	833	1,291
Total properties including finance leases (3) (4)		$53,581	$13,912	$39,669	$51,078	$13,305	$37,773

Finance leases included in properties

Finance leases included in properties
Track and roadway (5)	$406	$85	$321	$406	$80	$326
Rolling stock	87	2	85	—	—	—
Buildings	27	9	18	27	9	18
Other	128	18	110	92	18	74
Total finance leases included in properties	$648	$114	$534	$525	$107	$418

(1)	As at December 31, 2019, includes land of $2,401 million (2018 - $2,455 million).
(2)    In 2019, the Company capitalized costs for internally developed software and related licenses of $273 million (2018 - $283 million).

(3)
In 2019, property additions, net of finance leases, were $3,865 million (2018 - $3,531 million), of which $1,489 million (2018 - $1,547 million) related to track and railway infrastructure maintenance.

(4)	In 2019, depreciation expense related to properties was $1,559 million (2018 - $1,327 million).
(5)
As at December 31, 2019, includes right-of-way access of $106 million (2018 - $107 million).